Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
OPERATING ACTIVITIES
Net income	$ 227.3	$ 239.1
Non-cash and non-operating items:
Depreciation expense	177.3	149.2
Income tax expense	101.6	137.5
Foreign exchange (gain) loss on long-term debt	69.8	(53.3)
Interest expense and transaction costs	65.0	47.2
Other	6.7	9.0
Cash flows generated from operations before changes in working capital	647.7	528.7
Changes in working capital:
(Increase) decrease in trade and other receivables	(50.2)	7.9
Increase in inventories	(178.2)	(42.2)
Increase in other assets	(29.2)	(15.6)
Increase in trade payables and accruals	180.7	75.0
Increase (decrease) in other financial liabilities	10.5	(0.2)
Increase in provisions	39.6	40.3
Increase in other liabilities	9.6	19.5
Cash flows generated from operations	630.5	613.4
Income taxes paid, net of refunds	(69.3)	(52.6)
Net cash flows generated from operating activities	561.2	560.8
INVESTING ACTIVITIES
Business combinations, net of acquired cash	(173.0)
Additions to property, plant and equipment	(278.1)	(215.3)
Additions to intangible assets	(20.5)	(15.1)
Proceeds on disposal of property, plant and equipment	0.3
Other	0.8	(0.8)
Net cash flows used in investing activities	(470.5)	(231.2)
FINANCING ACTIVITIES
Decrease in revolving credit facilities	(0.9)
Issuance of long-term debt	146.6	137.5
Long-term debt amendment fees	(8.9)	(2.1)
Repayment of long-term debt	(16.8)	(24.6)
Interest paid	(52.9)	(42.1)
Issuance of subordinate voting shares	6.2	8.4
Repurchase of subordinate voting shares	(248.6)	(454.7)
Dividends paid	(35.3)	(25.3)
Other	(2.6)	(1.6)
Net cash flows used in financing activities	(213.2)	(404.5)
Effect of exchange rate changes on cash	(3.5)	2.3
Net decrease in cash	(126.0)	(72.6)
Cash at the beginning of year	226.0	298.6
Cash at the end of year	$ 100.0	$ 226.0